Lease (Details) - Schedule of Maturities of Lease Liabilities	Jun. 30, 2024 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2024	$ 68,097
2025	137,634
2026	64,706
2027	7,568
Total lease payments	278,005
Less: imputed interest	19,158
Present value of lease liabilities	$ 258,847